Average Annual Total Returns	Prospectus #1 Calvert Growth Allocation Fund Russell 3000® Index One Year	Prospectus #1 Calvert Growth Allocation Fund Russell 3000® Index Five Years	Prospectus #1 Calvert Growth Allocation Fund Russell 3000® Index Ten Years	Prospectus #1 Calvert Growth Allocation Fund Growth Allocation Blended Benchmark One Year	Prospectus #1 Calvert Growth Allocation Fund Growth Allocation Blended Benchmark Five Years	Prospectus #1 Calvert Growth Allocation Fund Growth Allocation Blended Benchmark Ten Years	Prospectus #1 Calvert Growth Allocation Fund Class A One Year	Prospectus #1 Calvert Growth Allocation Fund Class A Five Years	Prospectus #1 Calvert Growth Allocation Fund Class A Ten Years	Prospectus #1 Calvert Growth Allocation Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Growth Allocation Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Growth Allocation Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Growth Allocation Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Growth Allocation Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Growth Allocation Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Growth Allocation Fund Class C One Year	Prospectus #1 Calvert Growth Allocation Fund Class C Five Years	Prospectus #1 Calvert Growth Allocation Fund Class C Ten Years	Prospectus #1 Calvert Growth Allocation Fund Class I One Year	Prospectus #1 Calvert Growth Allocation Fund Class I Five Years	Prospectus #1 Calvert Growth Allocation Fund Class I Ten Years	Prospectus #1 Calvert Growth Allocation Fund Class I Inception Date	Prospectus #1 Calvert Conservative Allocation Fund Bloomberg Barclays U.S. Aggregate Bond Index One Year	Prospectus #1 Calvert Conservative Allocation Fund Bloomberg Barclays U.S. Aggregate Bond Index Five Years	Prospectus #1 Calvert Conservative Allocation Fund Bloomberg Barclays U.S. Aggregate Bond Index Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Conservative Allocation Blended Benchmark One Year	Prospectus #1 Calvert Conservative Allocation Fund Conservative Allocation Blended Benchmark Five Years	Prospectus #1 Calvert Conservative Allocation Fund Conservative Allocation Blended Benchmark Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Class A One Year	Prospectus #1 Calvert Conservative Allocation Fund Class A Five Years	Prospectus #1 Calvert Conservative Allocation Fund Class A Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Conservative Allocation Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Conservative Allocation Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Conservative Allocation Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Conservative Allocation Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Class C One Year	Prospectus #1 Calvert Conservative Allocation Fund Class C Five Years	Prospectus #1 Calvert Conservative Allocation Fund Class C Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Class C Inception Date	Prospectus #1 Calvert Conservative Allocation Fund Class I One Year	Prospectus #1 Calvert Conservative Allocation Fund Class I Five Years	Prospectus #1 Calvert Conservative Allocation Fund Class I Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Russell 3000® Index One Year	Prospectus #1 Calvert Moderate Allocation Fund Russell 3000® Index Five Years	Prospectus #1 Calvert Moderate Allocation Fund Russell 3000® Index Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Moderate Allocation Blended Benchmark One Year	Prospectus #1 Calvert Moderate Allocation Fund Moderate Allocation Blended Benchmark Five Years	Prospectus #1 Calvert Moderate Allocation Fund Moderate Allocation Blended Benchmark Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Class A One Year	Prospectus #1 Calvert Moderate Allocation Fund Class A Five Years	Prospectus #1 Calvert Moderate Allocation Fund Class A Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Moderate Allocation Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Moderate Allocation Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Moderate Allocation Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Moderate Allocation Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Class C One Year	Prospectus #1 Calvert Moderate Allocation Fund Class C Five Years	Prospectus #1 Calvert Moderate Allocation Fund Class C Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Class I One Year	Prospectus #1 Calvert Moderate Allocation Fund Class I Five Years	Prospectus #1 Calvert Moderate Allocation Fund Class I Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Class I Inception Date	Prospectus #2 Calvert Balanced Fund Bloomberg Barclays U.S. Aggregate Bond Index One Year	Prospectus #2 Calvert Balanced Fund Bloomberg Barclays U.S. Aggregate Bond Index Five Years	Prospectus #2 Calvert Balanced Fund Bloomberg Barclays U.S. Aggregate Bond Index Ten Years	Prospectus #2 Calvert Balanced Fund Russell 1000® Index One Year	Prospectus #2 Calvert Balanced Fund Russell 1000® Index Five Years	Prospectus #2 Calvert Balanced Fund Russell 1000® Index Ten Years	Prospectus #2 Calvert Balanced Fund Balanced Blended Benchmark One Year	Prospectus #2 Calvert Balanced Fund Balanced Blended Benchmark Five Years	Prospectus #2 Calvert Balanced Fund Balanced Blended Benchmark Ten Years	Prospectus #2 Calvert Balanced Fund Class A One Year	Prospectus #2 Calvert Balanced Fund Class A Five Years	Prospectus #2 Calvert Balanced Fund Class A Ten Years	Prospectus #2 Calvert Balanced Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Balanced Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Balanced Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Calvert Balanced Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Balanced Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Balanced Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Calvert Balanced Fund Class C One Year	Prospectus #2 Calvert Balanced Fund Class C Five Years	Prospectus #2 Calvert Balanced Fund Class C Ten Years	Prospectus #2 Calvert Balanced Fund Class I One Year	Prospectus #2 Calvert Balanced Fund Class I Five Years	Prospectus #2 Calvert Balanced Fund Class I Ten Years	Prospectus #2 Calvert Balanced Fund Class R6 One Year	Prospectus #2 Calvert Balanced Fund Class R6 Five Years	Prospectus #2 Calvert Balanced Fund Class R6 Ten Years	Prospectus #2 Calvert Balanced Fund Class R6 Inception Date	Prospectus #2 Calvert Equity Fund Russell 1000® Growth Index One Year	Prospectus #2 Calvert Equity Fund Russell 1000® Growth Index Five Years	Prospectus #2 Calvert Equity Fund Russell 1000® Growth Index Ten Years	Prospectus #2 Calvert Equity Fund Class A One Year	Prospectus #2 Calvert Equity Fund Class A Five Years	Prospectus #2 Calvert Equity Fund Class A Ten Years	Prospectus #2 Calvert Equity Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Equity Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Equity Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Calvert Equity Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Equity Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Equity Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Calvert Equity Fund Class C One Year	Prospectus #2 Calvert Equity Fund Class C Five Years	Prospectus #2 Calvert Equity Fund Class C Ten Years	Prospectus #2 Calvert Equity Fund Class I One Year	Prospectus #2 Calvert Equity Fund Class I Five Years	Prospectus #2 Calvert Equity Fund Class I Ten Years	Prospectus #2 Calvert Equity Fund Class R6 One Year	Prospectus #2 Calvert Equity Fund Class R6 Five Years	Prospectus #2 Calvert Equity Fund Class R6 Ten Years	Prospectus #2 Calvert Equity Fund Class R6 Inception Date	Prospectus #3 Calvert Bond Fund Bloomberg Barclays U.S. Aggregate Bond Index One Year	Prospectus #3 Calvert Bond Fund Bloomberg Barclays U.S. Aggregate Bond Index Five Years	Prospectus #3 Calvert Bond Fund Bloomberg Barclays U.S. Aggregate Bond Index Ten Years	Prospectus #3 Calvert Bond Fund Class A One Year	Prospectus #3 Calvert Bond Fund Class A Five Years	Prospectus #3 Calvert Bond Fund Class A Ten Years	Prospectus #3 Calvert Bond Fund Class A After Taxes on Distributions One Year	Prospectus #3 Calvert Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Calvert Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Calvert Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Calvert Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Calvert Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Calvert Bond Fund Class C One Year	Prospectus #3 Calvert Bond Fund Class C Five Years	Prospectus #3 Calvert Bond Fund Class C Ten Years	Prospectus #3 Calvert Bond Fund Class I One Year	Prospectus #3 Calvert Bond Fund Class I Five Years	Prospectus #3 Calvert Bond Fund Class I Ten Years	Prospectus #3 Calvert Bond Fund Class R6 One Year	Prospectus #3 Calvert Bond Fund Class R6 Five Years	Prospectus #3 Calvert Bond Fund Class R6 Ten Years	Prospectus #3 Calvert Bond Fund Class R6 Inception Date
Total	20.89%	15.41%	13.78%	16.90%	12.52%	10.26%	12.91%	11.39%	9.82%	12.12%	10.20%	8.61%	8.34%	9.07%	7.90%	16.72%	11.63%	9.30%	18.87%	12.79%	10.52%	May 20, 2016	7.51%	4.43%	3.84%	11.92%	7.87%	6.65%	6.84%	6.65%	6.36%	5.52%	5.34%	4.99%	4.50%	4.85%	4.68%	10.34%	6.89%	5.93%	May 20, 2016	12.51%	8.02%	7.03%	20.89%	15.41%	13.78%	14.98%	10.55%	8.77%	9.71%	9.14%	8.12%	8.58%	7.81%	6.83%	6.43%	7.04%	6.34%	13.35%	9.38%	7.84%	15.51%	10.52%	8.80%	May 20, 2016	7.51%	4.43%	3.84%	20.96%	15.58%	14.00%	16.29%	11.35%	10.11%	9.95%	9.71%	8.57%	9.22%	8.44%	7.15%	6.25%	7.49%	6.60%	13.57%	9.93%	8.24%	15.75%	11.13%	9.53%	15.76%	11.14%	9.53%	Feb. 01, 2019	38.49%	20.98%	17.19%	18.37%	16.89%	13.98%	17.67%	15.29%	12.19%	11.45%	13.57%	11.26%	22.35%	17.15%	13.69%	24.59%	18.41%	15.02%	24.65%	18.44%	15.03%	Oct. 03, 2017	7.51%	4.43%	3.84%	3.36%	3.85%	3.56%	2.05%	2.68%	2.37%	2.09%	2.49%	2.26%	5.50%	3.78%	3.11%	7.65%	4.95%	4.42%	7.67%	4.97%	4.43%	Oct. 03, 2017